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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen California Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-CAVMI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 182.2%
	California 175.7%
$1,915	Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Ctzn (CA MTG Insd)	6.100%	02/15/25	$1,915,306
2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750	07/01/39	1,893,880
1,725	Alhambra, CA Rev Atherton Baptist Homes, Ser A	7.500	01/01/30	1,742,664
3,540	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj, Ser C (AGM Insd)	*	09/01/32	770,693
4,250	Anaheim, CA Redev Agy Tax Alloc Rfdg Merged Redev Proj Area, Ser A (AGM Insd) (a)	5.000	02/01/31	3,926,278
4,120	Apple Valley, CA Redev Agy Tax Alloc Proj Area No 2 (AMBAC Insd)	5.000	06/01/37	3,299,337
2,790	Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)	5.000	08/01/23	2,305,740
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	4,305,915
6,000	Bay Area Toll Auth CA Toll Brdg Rev, Ser F (a)	5.000	04/01/31	5,788,980
3,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	1,039,320
1,510	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/20	1,555,557
3,535	Brea, CA Redev Agy Tax Alloc Rfdg, Ser A (AMBAC Insd)	5.500	08/01/20	3,536,520
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles Cnty Sec (b)	5.450%	06/01/28	$2,374,170
2,000	California Ed Fac Auth Rev CA College Arts	5.000	06/01/35	1,527,880
7,480	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000	01/01/38	7,196,134
2,000	California Ed Fac Auth Rev Pitzer College	5.375	04/01/34	1,785,980
1,445	California Ed Fac Auth Rev Pooled College & Univ, Ser B	5.250	04/01/24	1,290,212
10,200	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	10,292,106
2,500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	2,331,150
2,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,482,975
4,000	California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr	5.000	08/15/39	3,432,360
2,000	California Hlth Fac Fin Auth Rev Childrens Hosp (AGM Insd)	5.250	07/01/38	1,800,560
3,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/33	3,229,980
3,500	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000	11/15/36	3,059,910
2,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser B (c)	5.500	08/15/26	1,976,100
8,480	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	4.950	08/01/23	7,945,760
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,005	California Hsg Fin Agy Rev Multi-Family Hsg III, Ser A (NATL Insd) (AMT)	5.850%	08/01/17	$2,006,464
1,300	California Infrastructure & Econ Dev Bk Rev Pacific Gas Elec, Ser B (e) (h)	0.250	03/07/11	1,300,000
2,100	California Mun Fin Auth Rev Eisenhower Med Ctr, Ser A	5.750	07/01/40	1,896,993
2,500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	2,027,725
1,000	California Muni Fin Auth Ed High Tech High Chula Vista, Ser B (f)	6.000	07/01/28	890,050
1,000	California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Rfdg, Ser A (NATL Insd)	5.900	06/01/14	1,107,070
2,450	California Pollutn Ctl Fin Auth San Jose Water Co Proj	5.100	06/01/40	2,259,488
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,900,380
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (d) (h)	5.125	11/01/23	1,992,800
15	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.150	06/01/20	15,132
35	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.250	12/01/31	35,382
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,500	California St	5.250%	11/01/40	$2,281,300
9,000	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	7,251,300
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,110,760
3,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	3,215,790
2,200	California St Kindergarten, Ser B1 (e) (h)	0.250	03/07/11	2,200,000
3,000	California St Univ Rev Syswide, Ser A	5.250	11/01/38	2,792,970
9,625	California St Univ Rev Syswide, Ser D (AGM Insd)	4.500	11/01/37	8,106,464
1,150	California St Var Purp	5.750	04/01/31	1,150,264
1,565	California St Var Purp	6.000	04/01/38	1,586,503
2,500	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Campus	5.750	05/15/32	2,331,450
2,230	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Rfdg	5.000	05/15/38	1,829,403
2,000	California Statewide Cmnty Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	1,838,300
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,019,087
2,150	California Statewide Cmnty Dev Auth Rev Cottage Hlth Oblig Grp	5.250	11/01/30	1,980,988
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750%	02/01/38	$2,155,280
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125	04/01/37	1,177,875
1,825	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/19	1,841,680
2,750	California Statewide Cmnty Dev Auth Rev Insd Enloe Med Ctr (CA MTG Insd)	6.250	08/15/28	2,800,270
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,082,860
2,000	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	2,075,920
2,000	Carson, CA Redev Agy Tax Alloc Rfdg, Ser A (NATL Insd)	5.000	10/01/23	1,915,640
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/27	324,545
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/28	297,615
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/30	252,881
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/31	$232,374
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/32	214,656
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/33	199,076
220	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/27	218,656
2,000	Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area San Miguel, Ser B	5.350	09/01/26	1,611,380
2,000	Chula Vista, CA Indl Dev Rev San Diego Gas, Ser A	5.300	07/01/21	2,037,020
1,540	Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Rfdg, Ser B	5.250	10/01/27	1,215,738
1,605	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Rfdg, Ser B (Syncora Gtd)	5.250	09/01/34	1,321,942
940	Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg	5.875	12/01/28	771,073
2,000	Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj	6.300	09/01/36	1,706,500
2,000	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/34	1,564,520
1,750	Compton, CA Wtr Rev	6.000	08/01/39	1,631,787
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,965	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500%	12/15/47	$1,599,294
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750	09/01/38	1,579,020
1,500	Eden Township Hlthcare Dist	6.000	06/01/30	1,385,430
960	El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Rfdg, Ser B (NATL Insd) (AMT)	5.250	07/01/15	997,747
1,000	Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj, Ser B (NATL Insd)	5.000	09/01/19	979,140
1,000	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	874,450
5,155	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	4,227,255
3,000	Folsom, CA Pub Fin Auth Spl Tax Rev, Ser A (AMBAC Insd)	5.000	09/01/28	2,540,700
1,000	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.000	09/01/22	929,560
1,950	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.200	09/01/30	1,697,611
2,950	Foothill/Eastern Corridor Agy CA Toll Rd Rev (g)	*	01/01/27	1,380,128
10,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	3,359,900
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/26	$4,627,650
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/31	1,001,900
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg	5.875%	01/15/27	2,665,410
1,890	Garden Grove, CA Agy Cmnty Dev Sub Nt (f)	6.000	10/01/27	1,508,258
1,080	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	780,926
2,935	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	1,926,622
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,788,810
1,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	882,810
1,000	Irvine, CA Impt Bd Act 1915 Ltd Oblig Reassmt 85-7, Ser A (AGM Insd) (e) (h)	0.300	03/07/11	1,000,000
3,340	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/22	3,136,794
1,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	947,120
1,420	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,360,289
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)	5.125%	09/01/32	$1,305,930
1,000	Lancaster, CA Redev Agy Tax Comb Redev Proj Areas	6.875	08/01/39	1,025,840
1,000	Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1	5.000	09/02/25	798,650
1,000	Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (NATL Insd)	5.125	07/01/30	851,950
1,000	Long Beach, CA Arpt Snr Rev, Ser A	5.000	06/01/40	878,230
2,000	Long Beach, CA Spl Tax Long Beach Towne Ctr	5.750	10/01/25	1,859,340
5,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	4,707,200
2,215	Los Angeles, CA Cmnty Redev Agy Multi-Family Hsg Rev Grand Cent Square Rfdg, Ser B (AMBAC Insd) (AMT)	4.750	12/01/26	1,737,003
3,000	Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W LA (AMBAC Insd)	6.000	11/01/19	3,033,810
2,000	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser A	5.000	05/15/35	1,856,580
1,230	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser C	5.125	05/15/33	1,168,033
10,000	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser D (a)	5.250	05/15/33	9,730,300
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys, Ser A	5.375	07/01/38	2,007,580
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Los Angeles, CA Uni Sch Dist, Ser D	5.000%	01/01/34	$1,840,000
4,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1 (a)	5.250	07/01/38	3,962,520
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1	5.250	07/01/38	2,971,890
1,250	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AGM Insd)	5.000	09/01/28	1,184,800
1,200	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/26	362,172
2,000	Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (NATL Insd)	5.250	06/01/30	1,763,920
1,900	Metropolitan Wtr Dist Southn CA Auth, Ser B-2 (NATL Insd)	5.000	10/01/26	1,947,063
2,000	Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj	6.000	11/15/22	1,969,940
2,055	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	5.500	03/01/18	1,931,022
2,175	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	6.500	03/01/28	2,026,535
3,180	Mount Diablo, CA Uni Sch Dist (AGM Insd) (a)	5.000	08/01/26	3,188,650
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,730	National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj, Ser A (AMBAC Insd)	5.500%	08/01/32	$1,508,041
2,000	Needles, CA Pub Util Auth Util Sys Acquisition Proj, Ser A	6.500	02/01/22	1,914,880
1,000	Orange Cnty, CA Arpt Rev, Ser A	5.000	07/01/31	955,600
1,000	Oxnard, CA Uni High Sch Dist Rfdg, Ser A (NATL Insd)	6.200	08/01/30	1,013,130
1,230	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Rfdg, Ser A (NATL Insd)	5.000	08/01/21	1,164,810
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.450	07/01/20	222,320
475	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.550	07/01/28	398,862
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.000	07/01/18	234,638
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.400	07/01/23	226,140
530	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.500	07/01/27	473,513
2,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,950,240
2,000	Perris, CA Pub Fin Auth Loc Agy Rev Perris Vly Vistas IA 3, Ser B	6.625	09/01/38	1,801,380
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350%	10/01/36	$3,290,166
1,000	Perris, CA Pub Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	10/01/31	856,490
1,000	Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj, Ser A (NATL Insd)	5.500	05/01/19	1,054,320
1,375	Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)	*	08/01/26	439,203
2,325	Port Oakland, CA Rfdg, Ser N (NATL Insd) (AMT)	5.000	11/01/12	2,231,977
175	Port Oakland, CA Rfdg, Ser N (NATL Insd) (Prerefunded @ 11/01/12) (AMT) (h)	5.000	11/01/22	188,463
1,000	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj, Ser A (NATL Insd)	5.000	06/15/33	817,730
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/24	1,854,420
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (AGM Insd)	5.250	09/01/20	1,000,150
1,220	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-1 (NATL Insd)	5.000	04/01/26	1,084,458
2,540	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-E (NATL Insd)	5.250	04/01/33	2,152,523
3,800	Redlands, CA Redev Agy Tax Alloc Redev Proj Rfdg, Ser A (NATL Insd)	4.750	08/01/21	3,524,234
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Redwood City, CA Sch Dist (NATL Insd)	5.000%	07/15/23	$4,016,600
2,000	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,087,960
5,000	Riverside, CA Cmnty College Dist Election 2004, Ser C (AGM Insd) (a)	5.000	08/01/32	4,726,150
2,000	RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1, Ser A (AMBAC Insd)	5.000	09/01/36	1,606,060
1,000	Roseville, CA Fin Auth Elec Sys Rev Rfdg	5.000	02/01/37	927,370
1,650	Roseville, CA Jt Uni High Sch Dist, Ser B (NATL Insd)	*	06/01/20	978,450
900	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	12/01/34	724,032
4,960	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000	08/15/24	5,023,885
10,000	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000	08/15/26	9,962,400
1,400	Sacramento Cnty, CA Santn Dist Fin Auth Rev Rfdg Sub Lien, Ser D (e) (h)	0.290	03/07/11	1,400,000
1,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/27	876,920
2,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/31	1,672,440
1,865	San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (NATL Insd)	5.500	09/01/20	1,866,585
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,000	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250%	08/01/33	$5,035,800
5,000	San Diego, CA Pub Fac Fin Auth Wtr Rev, Ser B	5.375	08/01/34	5,030,500
2,500	San Diego, CA Redev Agy Centre City Redev Proj, Ser A	6.400	09/01/25	2,410,450
3,000	San Diego Cnty, CA Regl Arpt Auth Arpt Rev Sub, Ser A	5.000	07/01/34	2,685,720
655	San Dimas, CA Redev Agy Tax Alloc Creative Growth, Ser A (AGM Insd)	5.000	09/01/16	657,063
1,000	San Francisco, CA Bay Area Rapid Tran Dist Sales Tax Rev	5.000	07/01/28	1,014,950
1,660	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease, Ser A (AGM Insd) (AMT)	6.125	01/01/27	1,660,631
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/26	1,980,180
3,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/31	2,671,950
2,000	Sanger, CA Uni Sch Dist Rfdg (NATL Insd)	5.600	08/01/23	2,037,660
1,000	Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (AGM Insd)	*	04/01/36	168,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$10,000	Santa Clara Cnty, CA Fin Auth Lease Rev Rfdg Lease, Ser L (a)	5.250%	05/15/36	$9,541,700
2,000	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	1,767,680
3,305	South Orange Cnty, CA Pub Fin Auth Reassmt Rev (AGM Insd)	5.800	09/02/18	3,316,865
1,640	South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg (AGM Insd)	5.000	10/01/29	1,515,212
2,250	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1, Ser A (AMBAC Insd)	5.000	10/01/28	1,874,453
1,285	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/38	973,529
200	Southern CA Pub Pwr Auth Pwr Proj Rev Mead Adelanto, Ser A (e) (h)	0.250	03/07/11	200,000
5,000	Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Proj	6.750	07/01/12	5,393,400
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.375	02/01/31	781,770
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.500	02/01/36	762,950
1,000	Temecula, CA Redev Agy Tax Alloc Rev Sub Lien Redev Proj No 1	5.500	12/15/38	753,530
4,500	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	3,096,135
3,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	1,976,970
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,650	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125%	06/01/46	$2,780,793
1,500	Torrance, CA Rev Torrance Mem Med Ctr, Ser A	5.000	09/01/40	1,264,380
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser A	5.125	10/15/31	801,120
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser B	5.125	10/15/37	769,760
2,450	Turlock, CA Irr Dist Rev, Ser A	5.000	01/01/35	2,221,538
2,000	Twin Rivers, CA Uni Sch Dist Ctf Partn Sch Fac Brdg Pgm (AGM Insd) (d) (h)	3.500	05/31/13	1,994,820
1,500	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	1,358,865
2,500	University, CA Regt Med Ctr Rev, Ser E	5.500	05/15/27	2,553,175
7,500	University, CA Rev, Ser O (a)	5.250	05/15/39	7,471,950
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,012,930
2,185	Vista, CA Uni Sch Dist Election 2002, Ser C (AGM Insd) (a)	5.000	08/01/28	2,090,433
5,000	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	1,825,250
2,000	Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (Syncora Gtd)	5.000	03/01/25	1,986,940

				416,532,392

	Guam 1.1%
2,650	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	2,588,414

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 2.5%
$1,150	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250%	07/01/40	$1,012,793
3,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (d)(h)	5.000	08/01/11	3,069,960
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	1,796,320

				5,879,073

	U.S. Virgin Islands 2.9%
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	3,031,500
2,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,055,980
2,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt Sr Lien, Ser A	5.000	10/01/29	1,857,620

				6,945,100

Total Investments (i) 182.2%
(Cost $469,597,072)				431,944,979

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (27.8%)
Notes with interest rates ranging from 0.29% to 0.39% at 01/31/11, and contractual maturities of collateral ranging from 08/15/24 to 10/01/39 (See Note 1D in the Notes to Quarterly Schedule of Portfolio Holdings) (j)				(65,930,000)

Other Assets in Excess of Liabilities 0.4%				1,012,347

Preferred Shares (54.8%)				(130,000,000)

Net Assets Applicable to Common Shares 100.0%				$237,027,326

Percentages are calculated as a percentage of net assets applicable to common shares.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Investment Abbreviations:
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.**
AMT — Alternative Minimum Tax
CA MTG — California Mortgage Insurance
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Notes to Schedule of Investments:

*	Zero Coupon Bond
(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(c)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(e)	Demand Security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermind periodically. Rate shown is the rate in effect on January 31, 2011.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $7,533,740, which represented 3.18% of the Fund’s net assets applicable to common shares.

(g)	Escrowed to Maturity

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.42%
National Public Finance Guarantee Corp.	11.66%
American Municipal Bond Assurance Corp.**	7.13%
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $104,201,701 are held by the Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $65,930,000 in floating rate note obligations outstanding at that date.

**	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Van Kampen California Value Municipal Income Trust

stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Van Kampen California Value Municipal Income Trust

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$431,944,979	$-0-	$431,944,979

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $31,060,582 and $28,120,641, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,857,607

Aggregate unrealized (depreciation) of investment securities	(40,939,002)

Net unrealized appreciation (depreciation) of investment securities	$(37,081,395)

Cost of investments for tax purposes is $469,026,374.
Invesco Van Kampen California Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.